Basis of Presentation and General Information (Details)	6 Months Ended
Jun. 30, 2018
Property, Plant and Equipment [Line Items]
Date of Incorporation	Dec. 13, 2006
Number of vessels owned	74
Combined carrying capacity
Property, Plant and Equipment [Line Items]
DWT	8,208,918
Minimum
Property, Plant and Equipment [Line Items]
DWT	52,055
Maximum
Property, Plant and Equipment [Line Items]
DWT	209,537